Deposits, prepayments and other receivables (Tables)	6 Months Ended
Jun. 30, 2025
Deposits Prepayments And Other Receivables
Schedule of deposits, prepayments and other receivables

At June 30, 2025 and December 31, 2024, deposits, prepayments and other receivables consisted of the following:

	December 31,	June 30,
	2024	2025
	S$’000	S$’000
Deposits	32	8
Prepayments	1,286	1,468
Other receivables	53	40
	$1,371	1,516